Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Contract Assets and Deferred Revenues

Contract assets and deferred revenues related to contracts with customers consist of the following as of May 31, 2025 and May 31, 2024:

	Contract assets		Contract liability
	Contract costs	Unbilled revenue	Total	Deferred revenue
May 31, 2023	$—	$—	$—	$—
Net change due to billings	—	—	—	—
Revenue recognized	—	—	—	—
May 31, 2024	—	—	—	—
Net change due to billings	—	—	—	43,982
Revenue recognized	—	—	—	—
May 31, 2025	$—	$—	$—	$43,982